Share Capital (Schedule of issued and outstanding common shares) (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares	482,465,748	256,981,753
Share capital	$ 1,023,788	$ 799,706
June 2020 at the market offering
Disclosure of classes of share capital [line items]
Number of shares	32,942,479
Share capital	$ 33,263
May 2020 underwritten public offering
Disclosure of classes of share capital [line items]
Number of shares	63,940,000
Share capital	$ 43,495
April 2020 underwritten public offering
Disclosure of classes of share capital [line items]
Number of shares	59,800,000
Share capital	$ 22,928
January 2020 registered offering
Disclosure of classes of share capital [line items]
Number of shares	11,976,048
Share capital	$ 21,073
December 2019 registered offering
Disclosure of classes of share capital [line items]
Number of shares	14,970,062
Share capital	$ 25,229
December 2019 private placement
Disclosure of classes of share capital [line items]
Number of shares	37,325,000
Share capital	$ 72,005
Options exercised
Disclosure of classes of share capital [line items]
Number of shares	116,532
Share capital	$ 223
Warrants exercised
Disclosure of classes of share capital [line items]
Number of shares	4,413,874
Share capital	$ 5,866